GABELLI GLOBAL CONTENT & CONNECTIVITY FUND
The GABELLI GLOBAL CONTENT & CONNECTIVITY FUND (the “Global Content & Connectivity Fund”)
Investment Objectives
The Global Content & Connectivity Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Content & Connectivity Fund.
Fees and Expenses of the Global Content & Connectivity Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Content & Connectivity Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 40 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - GABELLI GLOBAL CONTENT & CONNECTIVITY FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	none	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - GABELLI GLOBAL CONTENT & CONNECTIVITY FUND		Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	1.00%	none	0.25%
Other Expenses		0.44%	0.44%	0.44%	0.44%	0.44%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	1.73%	1.73%	2.48%	1.48%	1.73%
Fee Waiver and/or Expense Reimbursement	[1]				(0.48%)
Total Annual Fund Operating Expenses	[2]	1.73%	1.73%	2.48%	1.00%	1.73%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Content & Connectivity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00% for Class I shares. Under this same arrangement, the Global Content & Connectivity Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Content & Connectivity Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.00% for Class I shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2019 for the Class I shares, and may be terminated only by the Board of Directors of the Corporation before such time. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment.
[2]	After Fee Waiver and/or Expense Reimbursement

Expense Example
This example is intended to help you compare the cost of investing in the Global Content & Connectivity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Content & Connectivity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Content & Connectivity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GABELLI GLOBAL CONTENT & CONNECTIVITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	176	545	939	2,041
Class A Shares	741	1,089	1,460	2,499
Class C Shares	351	773	1,321	2,816
Class I Shares	102	421	762	1,727
Class T Shares	421	781	1,165	2,240

You would pay the following expenses if you did not redeem your shares of the Global Content & Connectivity Fund:
Expense Example, No Redemption - GABELLI GLOBAL CONTENT & CONNECTIVITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	176	545	939	2,041
Class A Shares	741	1,089	1,460	2,499
Class C Shares	251	773	1,321	2,816
Class I Shares	102	421	762	1,727
Class T Shares	421	781	1,165	2,240

Portfolio Turnover
The Global Content & Connectivity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Content & Connectivity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Global Content & Connectivity Fund’s performance. During the most recent fiscal year, the Global Content & Connectivity Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Global Content & Connectivity Fund will invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC, the Global Content & Connectivity Fund’s investment adviser (the “Adviser”), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Content & Connectivity Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Content & Connectivity Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Content & Connectivity Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management. In accordance with its existing concentration policy, the Global Content & Connectivity Fund will continue to invest at least 25% of the value of its total assets in the telecommunications-related industry, and not invest more than 25% of the value of its total assets in any other particular industry.

The companies in which the Global Content & Connectivity Fund may invest are engaged in the following products, services, or activities: telecommunications services (including data, video, voice, advanced IP-based services, corporate networking solutions, messaging and other communication and connectivity applications based on established and emerging technologies); telecommunications infrastructure and equipment; media & entertainment (including television; radio; cable networks; filmed, live, and digital entertainment; advertising; publishing; emerging forms of digital and interactive content; eSports; and eGaming); consumer electronics; e-commerce & information technology (including Internet software and services; application, systems, and home entertainment software; IT consulting, data processing, and technology hardware and equipment). Additional cross-industry investment focus areas include: cloud computing, The Internet of Things (“IoT”) (including solutions related to connected vehicle, connected home, smart city, smart grid), Big Data, artificial intelligence, machine learning, robotics, cybersecurity, virtual reality, augmented reality, digital convergence, biometric and wearable devices, eHealth, eGovernment, financial technology, over-the-top (“OTT”) content and applications, and software-as-a-service (“SaaS”).
Principal Risks
You may want to invest in the Global Content & Connectivity Fund if:
  you are a long term investor
  you seek growth of capital
  you seek to diversify your investments outside the U.S.
The Global Content & Connectivity Fund’s share price will fluctuate with changes in the market value of the Global Content & Connectivity Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Your investment in the Global Content & Connectivity Fund is not guaranteed; you may lose money by investing in the Global Content & Connectivity Fund. When you sell Global Content & Connectivity Fund shares, they may be worth less than what you paid for them.

In addition to the risks generally applicable to all Funds set forth in the Prospectus and SAI, investing in the Global Content & Connectivity Fund will particular involve the following risks:
  Concentration Risk.    Because the Global Content & Connectivity Fund will invest at least 25% of its total assets in securities of companies in the telecommunications related industry, and will otherwise focus its investments in the media and information technology industries, the Global Content & Connectivity Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified. Accordingly, the Global Content & Connectivity Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Global Content & Connectivity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Industry Risk.     Telecommunications — The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market, and telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, significant capital expenditures, heavy debt burdens, rapid obsolescence of products and services due to product compatibility or changing consumer preferences and strong market reactions to technological developments throughout the industry, among other things. In addition, companies in which the Global Content & Connectivity Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

  Media — Companies engaged in the design, production or distribution of goods or services for the media industry may become obsolete quickly. Media companies are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Additionally, intellectual property rights are very important to many media companies and the expiration of intellectual property rights or other events that adversely affect a media company’s intellectual property rights may materially and adversely affect the value of its securities.

  Information Technology — The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. As a result, these factors may negatively affect the performance of the Global Content & Connectivity Fund.

  These risks may be heightened for telecommunications, media, and technology companies in foreign markets.
  Growth Stock Risk.    Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.
  Issuer Risk.    The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Content & Connectivity Fund holds, then the value of the Global Content & Connectivity Fund’s shares may decline.
  Non-Diversification Risk.    As a non-diversified mutual fund, more of the Global Content & Connectivity Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Content & Connectivity Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.
  Smaller Capitalization Risk.    Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Content & Connectivity Fund by showing changes in the Global Content & Connectivity Fund’s performance from year to year and by showing how the Global Content & Connectivity Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Global Content & Connectivity Fund’s past performance (before and after taxes) does not predict how the Global Content & Connectivity Fund will perform in the future. Updated information on the Global Content & Connectivity Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL CONTENT & CONNECTIVITY FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 18.09% (quarter ended June 30, 2009), and the lowest return for a quarter was (17.46)% (quarter ended September 30, 2011).
Average Annual Total Returns (for the years ended December 31, 2017 with maximum sales charge, if applicable)
Average Annual Total Returns - GABELLI GLOBAL CONTENT & CONNECTIVITY FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class AAA Shares:	13.38%	6.95%	1.73%
Class AAA Shares: | Return After Taxes on Distributions	11.76%	5.79%	1.15%
Class AAA Shares: | Return After Taxes on Distributions and Sale of Fund Shares	8.91%	5.49%	1.49%
Class A Shares	6.87%	5.66%	1.12%
Class C Shares	11.53%	6.14%	0.97%
Class I Shares	14.20%	7.32%	2.04%	Jan. 11, 2008
Class T Shares	10.60%	6.42%	1.48%	Jul. 05, 2017
MSCI AC World Telecommunication Services Index (reflects no deduction for fees, expenses, or taxes)	8.56%	6.83%	2.64%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	23.97%	10.80%	4.65%

The returns shown for Class I and Class T shares prior to their first issuance dates are those of Class AAA shares of the Global Content & Connectivity Fund. All classes of the Global Content & Connectivity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. Actual after-tax returns for other classes will vary due to the differences in expenses.